Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of Gross Carrying Amount - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of Gross Carrying Amount [Line Items]
Gross carrying amount, Beginning balance	$ 142,632	$ 99,643
ECL allowance, Beginning balance	326	268
New financial assets originated	85,533	72,745
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Assets derecognised or matured (excluding write-off)	(138,700)	(24,835)
Changes in measument of financial assets	15,916	(4,921)
New financial assets originated	162	76
Assets derecognized or matured (excluding write-off)	(313)	(110)
Changes due to changes un credit risk	(50)	92
Write-off
Other adjustments
ECL allowance, Ending balance	125	326
Other adjustments
Gross carrying amount, Ending balance	105,381	142,632
Stage 1 [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of Gross Carrying Amount [Line Items]
Gross carrying amount, Beginning balance	142,632	99,643
ECL allowance, Beginning balance	326	268
New financial assets originated	85,533	72,745
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Assets derecognised or matured (excluding write-off)	(138,700)	(24,835)
Changes in measument of financial assets	15,916	(4,921)
New financial assets originated	162	76
Assets derecognized or matured (excluding write-off)	(313)	(110)
Changes due to changes un credit risk	(50)	92
Write-off
Other adjustments
ECL allowance, Ending balance	125	326
Other adjustments
Gross carrying amount, Ending balance	105,381	142,632
Stage 2 [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of Gross Carrying Amount [Line Items]
Gross carrying amount, Beginning balance
ECL allowance, Beginning balance
New financial assets originated
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Assets derecognised or matured (excluding write-off)
Changes in measument of financial assets
New financial assets originated
Assets derecognized or matured (excluding write-off)
Changes due to changes un credit risk
Write-off
Other adjustments
ECL allowance, Ending balance
Other adjustments
Gross carrying amount, Ending balance
Stage 3 [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of Gross Carrying Amount [Line Items]
Gross carrying amount, Beginning balance
ECL allowance, Beginning balance
New financial assets originated
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Assets derecognised or matured (excluding write-off)
Changes in measument of financial assets
New financial assets originated
Assets derecognized or matured (excluding write-off)
Changes due to changes un credit risk
Write-off
Other adjustments
ECL allowance, Ending balance
Other adjustments
Gross carrying amount, Ending balance